OTHER CURRENT PAYABLES (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
SCHEDULE OF OTHER CURRENT PAYABLES
	December 31,
	2023	2022
	USD in thousands
Employees and related expenses	1,385	1,493
Accrued expenses	163	299
	1,548	1,792